Other Operating Income (Expenses), Net - Additional Information (Detail) - Avon [member] R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$)
Statement [Line Items]
Financial Structuring Expense	R$ 115,696
Legal Expense	17,281
Regulatory Expenses	18,030
Executive plans	R$ 152,909